Parent Company Income Statement (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ferrovial SE Statements Income [Line Items]
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Depreciation and amortisation expense		(441,000,000)	(401,000,000)	(299,000,000)
Other expense by nature		(4,931,000,000)	(4,878,000,000)	(4,182,000,000)
Tax expense (income)		(145,000,000)	(115,000,000)	(30,000,000)
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Income [Line Items]
Revenue		23,000,000	28,000,000	38,000,000
Revenue from rendering of services		23,000,000	28,000,000	38,000,000
Other employee expense		(21,000,000)	(19,000,000)	(29,000,000)
Wages and salaries		(21,000,000)	(19,000,000)	(28,000,000)
Staff welfare expense		0	0	(1,000,000)
Depreciation and amortisation expense		0	0	(1,000,000)
Other expense by nature		(61,000,000)	(61,000,000)	(18,000,000)
Increase (decrease) in other provisions		0	(8,000,000)	(8,000,000)
Profit loss from operating activities in income for parent company		(59,000,000)	(60,000,000)	(18,000,000)
Finance income		18,000,000	7,000,000	7,000,000
Financial income from marketable securities and other instruments		18,000,000	7,000,000	7,000,000
Dividends received from subsidiaries as financial income		0	0	0
Net financial expenses		(218,000,000)	(187,000,000)	(66,000,000)
Financial expenses on payables to group companies and associates		(154,000,000)	(123,000,000)	(45,000,000)
Financial expenses on payables to third parties		(64,000,000)	(64,000,000)	(21,000,000)
Change in fair value of financial instruments expenses		38,000,000	30,000,000	60,000,000
Gains losses on foreign exchange differences		(16,000,000)	(3,000,000)	(5,000,000)
Impairment and gains losses on disposals of financial instruments		10,000,000	18,000,000	1,000,000
Impairment and losses of financial instruments		0	0	4,000,000
Profit loss on disposals of financial income		10,000,000	18,000,000	(3,000,000)
Finance income cost for parent company		(167,000,000)	(135,000,000)	(3,000,000)
Profit loss before tax income for parent company		(226,000,000)	(195,000,000)	(21,000,000)
Share in results of participating interests		3,439,000,000	482,000,000	309,000,000
Tax expense (income)		(56,000,000)	(21,000,000)	(30,000,000)
Profit loss continuing operations in income for parent company		€ 3,270,000,000	€ 308,000,000	€ 318,000,000